Income ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income ETF | ETF
Prospectus [Line Items]
Annual Return [Percent]	6.42%	7.51%	(6.52%)